Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.29513%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,808,073.32

Principal:
Principal Collections	$25,114,986.30
Prepayments in Full	$14,220,631.46
Liquidation Proceeds	$405,346.41
Recoveries	$114,187.44
Sub Total	$39,855,151.61
Collections	$42,663,224.93

Purchase Amounts:
Purchase Amounts Related to Principal	$115,952.43
Purchase Amounts Related to Interest	$687.61
Sub Total	$116,640.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,779,864.97

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,779,864.97
Servicing Fee	$835,124.12	$835,124.12	$0.00	$0.00	$41,944,740.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,944,740.85
Interest - Class A-2a Notes	$149,988.32	$149,988.32	$0.00	$0.00	$41,794,752.53
Interest - Class A-2b Notes	$100,222.88	$100,222.88	$0.00	$0.00	$41,694,529.65
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$40,312,571.90
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$39,969,790.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,969,790.90
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$39,841,524.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,841,524.23
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$39,752,047.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,752,047.56
Regular Principal Payment	$36,137,036.97	$36,137,036.97	$0.00	$0.00	$3,615,010.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,615,010.59
Residual Released to Depositor	$0.00	$3,615,010.59	$0.00	$0.00	$0.00
Total		$42,779,864.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,137,036.97
Total					$36,137,036.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,170,844.00	$66.52	$149,988.32	$0.47	$21,320,832.32	$66.99
Class A-2b Notes	$14,966,192.97	$66.52	$100,222.88	$0.45	$15,066,415.85	$66.97
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$36,137,036.97	$22.89	$2,192,693.29	$1.39	$38,329,730.26	$24.28

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$69,492,658.29	0.2183381	$48,321,814.29	0.1518217
Class A-2b Notes	$49,126,078.03	0.2183381	$34,159,885.06	0.1518217
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$875,038,736.32	0.5542254	$838,901,699.35	0.5313372

Pool Information
Weighted Average APR	3.356%	3.353%
Weighted Average Remaining Term	44.28	43.44
Number of Receivables Outstanding	46,886	45,847
Pool Balance	$1,002,148,941.08	$961,760,424.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$917,700,917.01	$880,958,052.28
Pool Factor	0.5799474	0.5565744

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$80,802,371.84
Targeted Overcollateralization Amount	$122,858,724.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$122,858,724.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		116	$531,600.36
(Recoveries)		67	$114,187.44
Net Loss for Current Collection Period			$417,412.92
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4998%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4631%
Second Prior Collection Period			0.5173%
Prior Collection Period			0.6430%
Current Collection Period			0.5101%
Four Month Average (Current and Prior Three Collection Periods)			0.5334%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1976	$7,330,888.69
(Cumulative Recoveries)			$678,529.08
Cumulative Net Loss for All Collection Periods			$6,652,359.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3850%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,709.96
Average Net Loss for Receivables that have experienced a Realized Loss			$3,366.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.95%	394	$9,111,526.86
61-90 Days Delinquent	0.12%	42	$1,178,598.16
91-120 Days Delinquent	0.01%	7	$124,122.67
Over 120 Days Delinquent	0.04%	15	$392,131.54
Total Delinquent Receivables	1.12%	458	$10,806,379.23

Repossession Inventory:
Repossessed in the Current Collection Period		28	$757,704.58
Total Repossessed Inventory		44	$1,218,353.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1484%
Prior Collection Period			0.1621%
Current Collection Period			0.1396%
Three Month Average			0.1500%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1762%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer